Income Tax - Schedule of Net Deferred Tax Assets (Details) - CNY (¥)	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets:
Allowance of doubtful accounts		¥ 1,217,929
Less: Valuation allowance
Total deferred tax assets, net		¥ 1,217,929